Fair Values for Plans by Asset Category (Detail) - Pension - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Total investments at fair value	$ 9,255	$ 9,627
Investments measured at NAV	5,408	6,497
Total Investments at fair value	14,663	16,124	$ 18,548
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	1,228	1,387
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	1,883	2,237
US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	1,251	1,265
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	2,375	2,350
International Bonds
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	713	710
Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value		2
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	655	873
Private Equity
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	624	609
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	526	194
Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments at fair value	4,154	4,718
Total Investments at fair value	4,154	4,718
Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	1,219	1,375
Level 1 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	1,883	2,234
Level 1 | US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	880	884
Level 1 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	152	192
Level 1 | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	20	33
Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments at fair value	3,707	3,276
Total Investments at fair value	3,707	3,276
Level 2 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	9	12
Level 2 | US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	371	381
Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	2,126	2,030
Level 2 | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	679	657
Level 2 | Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value		2
Level 2 | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	522	194
Level 3
Defined Benefit Plan Disclosure [Line Items]
Total investments at fair value	1,394	1,633
Total Investments at fair value	1,394	1,633
Level 3 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value		3
Level 3 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	97	128
Level 3 | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	14	20
Level 3 | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	655	873
Level 3 | Private Equity
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	624	$ 609
Level 3 | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Total Investments at fair value	$ 4